---------------------------
                                                     OMB APPROVAL
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response.... 19.4
                                                     ---------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09064
                                   ---------------------------------------------

                       Cadre Institutional Investors Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 905 Marconi Avenue, Ronkonkoma, New York 11779
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 905 Marconi Avenue, Ronkonkoma, New York 11779
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (631) 467-0200
                                                    --------------

Date of fiscal year end: 9/30/05
                         -------

Date of reporting period: 10/1/04 to 3/31/05
                          ------------------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

REGISTRANT'S SEMI-ANNUAL REPORTS TO SHAREHOLDERS FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2005 ARE ATTACHED BELOW.

                                     [LOGO]
                                     CADRE
                                 INSTITUTIONAL
                                   INVESTORS
                                     TRUST

                  CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
                    CADRE AFFINITY FUND - MONEY MARKET SERIES
                    CADRE RESERVE FUND - MONEY MARKET SERIES
                             MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                                 March 31, 2005

Cadre Institutional Investors Trust
905 Marconi Avenue
Ronkonkoma, NY 11779
800-221-4524

www.ciitfunds.com

Table of Contents

 1     MESSAGE FROM THE INVESTMENT ADVISOR
 2     MONEY MARKET SERIES FINANCIAL STATEMENTS
 5     MONEY MARKET SERIES FINANCIAL HIGHLIGHTS
 7     NOTES TO MONEY MARKET SERIES FINANCIAL STATEMENTS
11     MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS
14     MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS
15     NOTES TO MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS
17     BOARD OF TRUSTEES AND OFFICERS
20     INFORMATION ABOUT FUNDS' EXPENSES

      For further information on the Funds,
      call 1-800-221-4524 or visit us online
      at www.ciitfunds.com

      This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus. The prospectus can be obtained from the Funds' distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

      You can obtain a free copy of the Funds' proxy voting guidelines either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2004 either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Message to Our Shareholders

Solid economic growth and a rising concern about inflation fueled a continued rise in short-term interest rates and a significant increase in the Fund's yield in the past six months. The Federal Reserve's strategy of raising the overnight Federal funds rate in "measured" steps resulted in six increases from 1.00% in June to 3.00% on May 3rd. Meanwhile two year Treasury rates rose from the 2.50% level to around 3.75% in this same time frame. Long-term rates fell during this period, reflecting investors' outlook that the current trend toward higher rates would be contained, with the Fed feeling little pressure to step sharply on the monetary policy brake in coming months.

The economic expansion that began after the mild recession of 2001 continued in the last year, with broad growth measures recording an increase of nearly 4%. Consumer spending and business investment added to the pace of growth, although high oil prices and a worsening international trade deficit both dampened their effects. The pace of job creation accelerated, with over 2.1 million new jobs created in 2004, the fastest pace since 2000. Inflation also picked up in recent months, with measures of producer and consumer prices rising at somewhat faster levels than a year ago. Even so, the pace of inflation remains mild when judged by recent historic standards.

Long term rates - which declined in the last 12 months by nearly .75% from their levels in the Spring of 2004 - reflected investor expectations that moderating economic growth and limited business pricing power would contain inflation in coming months. The measured pace of Fed rate increases and the effort that it has made to signal its intentions in advance of action have thus far had the happy result of avoiding the market dislocations that usually accompany tightening. The market expects additional modest step-ups in the overnight rate in the next six months. This is consistent with the current path for economic growth in the range of 3.5% and inflation of under 2.00% for 2005.

We are committed to managing the Funds with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. In a period of rising short-term rates we expect to maintain the average maturity of the fund's portfolio within a range that will permit it to respond appropriately to continued changes in short-term rates. After a period of historically low money market rates, investors may realize a significant increase in income as interest rates move toward historic norms.

Respectfully,

PFM Asset Management LLC
May 3, 2005


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 1

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Statement of Assets & Liabilities

March 31, 2005 (Unaudited)

                                                               Cadre                Cadre              Cadre
                                                           Liquid Asset           Affinity           Reserve
                                                               Fund                 Fund               Fund
----------------------------------------------------------------------------------------------------------------
Assets
   Investments at value                                  $    33,453,348     $     5,521,557     $   107,843,369
   Cash                                                           26,000              70,000                  --
   Other assets                                                    5,407               5,742               7,451
                                                         -------------------------------------------------------
       Total assets                                           33,484,755           5,597,299         107,850,820
Liabilities
   Administration fees payable                                     6,890                 945              10,523
   Banking fees payable                                           50,385               8,361               4,644
   Transfer agent fees payable                                     1,813                 249               5,262
   12b-1 fees payable                                                 --                 498                  --
   Accrued trustees' fees and expenses                               206                 366                 401
   Legal fees payable                                                511                 419               4,049
   Audit and tax fees payable                                      8,346               8,883               8,559
   Other accrued expenses                                          2,384               2,429               2,777
                                                         -------------------------------------------------------
        Total liabilities                                         70,535              22,150              36,215
                                                         -------------------------------------------------------
Net Assets                                               $    33,414,220     $     5,575,149     $   107,814,605
                                                         =======================================================
Net Asset Value, Offering Price and Redemption Price
  Per Share                                              $          1.00     $          1.00     $          1.00
                                                         =======================================================
Net Assets Consist of
    Common Stock, at par value                           $        33,414     $         5,575     $       107,815
    Paid-in capital in excess of par value                    33,380,806           5,569,574         107,706,790
                                                         -------------------------------------------------------
Net Assets (Unlimited Shares Authorized)
                                                         $    33,414,220     $     5,575,149     $   107,814,605
================================================================================================================

Statements of Operations

                                                                                 Cadre Liquid Asset Fund
                                                                                --------------------------
                                                                              For the Six         For the
                                                                              Months Ended      Year Ended
                                                                             March 31, 2005    September 30,
                                                                               (Unaudited)          2004
----------------------------------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated from Cadre Institutional
  Investors Trust - Money Market Portfolio

  Interest                                                                      $  397,263      $  286,015

   Expenses                                                                         17,468          23,176
                                                                                --------------------------
Net investment income from Cadre Institutional Investors Trust - Money
  Market Portfolio                                                                 379,795         262,839
Expenses
   Administration fees                                                              34,246          44,622
   Transfer agent fees                                                               9,012          11,743
   Custodian fees                                                                   43,259          50,606
   Audit and tax fees                                                                6,082          12,101
   Legal fees                                                                          637           1,261
   Trustees' fees and expenses                                                         455             915
   Other expenses                                                                    3,031           5,600
                                                                                --------------------------
             Total expenses                                                         96,722         126,848
                                                                                --------------------------
Net Investment Income                                                           $  283,073      $  135,991
==========================================================================================================

   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 2

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Statements of Operations (continued)

                                                                                   Cadre Affinity Fund
                                                                                --------------------------
                                                                                For the Six       For the
                                                                               Months Ended     Year Ended
                                                                              March 31, 2005   September 30,
                                                                                (Unaudited)         2004
----------------------------------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated from Cadre Institutional
  Investors Trust - Money Market Portfolio

  Interest                                                                      $   79,143      $  208,568

  Expenses                                                                           3,601          17,892
                                                                                --------------------------
Net investment income from Cadre Institutional Investors Trust - Money
  Market Portfolio                                                                  75,542         190,676
Expenses
   Administration fees                                                               7,061          34,453
   Transfer agent fees                                                               1,858           9,067
   12b-1 fees                                                                        3,716          18,133
   Custodian fees                                                                    9,291          45,224
   Audit and tax fees                                                                6,082          12,101
   Legal fees                                                                          637           1,271
   Trustees' fees and expenses                                                         455             965
   Other expenses                                                                    3,450           6,602
                                                                                --------------------------
             Total expenses                                                         32,550         127,816
                                                                                --------------------------
Net Investment Income                                                           $   42,992      $   62,860
==========================================================================================================

                                                                                    Cadre Reserve Fund
                                                                                --------------------------
                                                                                For the Six        For the
                                                                               Months Ended      Year Ended
                                                                              March 31, 2005    September 30,
                                                                                (Unaudited)         2004
----------------------------------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated from Cadre Institutional
  Investors Trust - Money Market Portfolio

  Interest                                                                      $  970,834      $  924,322

  Expenses                                                                          42,276          76,505
                                                                                --------------------------
Net investment income from Cadre Institutional Investors Trust - Money
  Market Portfolio                                                                 928,558         847,817
Expenses
   Administration fees                                                              43,220          77,453
   Transfer agent fees                                                              21,610          38,726
   Custodian fees                                                                    4,363          15,159
   Audit and tax fees                                                                6,083          12,101
   Legal fees                                                                        3,273           3,921
   Trustees' fees and expenses                                                         910           1,940
   Other expenses                                                                    2,413          18,075
                                                                                --------------------------
             Total expenses                                                         81,872         167,375
             Less fee waivers/Plus expense recoupements                             (3,069)        (11,014)
                                                                                --------------------------
             Net expenses                                                           78,803         156,361
                                                                                --------------------------
Net Investment Income                                                           $  849,755      $  691,456
==========================================================================================================

   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 3

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Statements of Changes in Net Assets

                                                                         Cadre Liquid Asset Fund
                                                         -------------------------------------------------------
                                                            For the Six               For the Year Ended
                                                           Months Ended                  September 30,
                                                          March 31, 2005     -----------------------------------
                                                            (Unaudited)             2004                2003
----------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                  $       283,073     $       135,991     $       183,171
                                                         -------------------------------------------------------
Dividends to Shareholders from
  Net investment income                                         (283,073)           (135,991)           (183,171)
                                                         -------------------------------------------------------
Share Transactions
  Shares issued                                              985,251,501       1,003,549,944         891,355,413
  Shares redeemed                                           (980,623,519)     (1,001,167,011)       (893,177,557)
  Distributions reinvested                                       283,073             135,991             183,171
                                                         -------------------------------------------------------
      Net increase (decrease) in net assets resulting
         from share transactions                               4,911,055           2,518,924          (1,638,973)
                                                         -------------------------------------------------------
  Total increase (decrease) in net assets                      4,911,055           2,518,924          (1,638,973)
Net Assets
  Beginning of period                                         28,503,165          25,984,241          27,623,214
                                                         -------------------------------------------------------
  End of period                                          $    33,414,220     $    28,503,165     $    25,984,241
================================================================================================================

                                                                             Cadre Affinity Fund
                                                         -------------------------------------------------------
                                                            For the Six               For the Year Ended
                                                           Months Ended                  September 30,
                                                          March 31, 2005     -----------------------------------
                                                            (Unaudited)             2004                2003
----------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                  $        42,992     $        62,860     $       156,218
                                                         -------------------------------------------------------
Dividends to Shareholders from
  Net investment income                                          (42,992)            (62,860)           (156,218)
                                                         -------------------------------------------------------
Share Transactions
  Shares issued                                               74,786,900         889,061,555         808,730,841
  Shares redeemed                                            (78,269,666)       (900,572,514)       (814,128,106)
  Distributions reinvested                                        42,992              62,860             156,218
                                                         -------------------------------------------------------
      Net (decrease) in net assets resulting from share
         transactions                                         (3,439,774)        (11,448,099)         (5,241,047)
                                                         -------------------------------------------------------
  Total (decrease) in net assets                              (3,439,774)        (11,448,099)         (5,241,047)
Net Assets
  Beginning of period                                          9,014,923          20,463,022          25,704,069
                                                         -------------------------------------------------------
  End of period                                          $     5,575,149     $     9,014,923     $    20,463,022
================================================================================================================

   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 4

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Statements of Changes in Net Assets
(continued)

                                                                            Cadre Reserve Fund
                                                         -------------------------------------------------------
                                                             For the Six               For the Year Ended
                                                            Months Ended                 September 30,
                                                           March 31, 2005    -----------------------------------
                                                             (Unaudited)            2004                2003
----------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                  $       849,755     $       691,456     $     3,163,152
                                                         -------------------------------------------------------
Dividends to Shareholders from
  Net investment income                                         (849,755)           (691,456)         (3,163,152)
                                                         -------------------------------------------------------
Share Transactions
  Shares issued                                              364,028,134         856,246,586       3,914,395,051
  Shares redeemed                                           (340,128,820)       (874,508,130)     (3,992,993,923)
  Distributions reinvested                                       849,755             691,456           3,163,152
                                                         -------------------------------------------------------
      Net increase (decrease) in net assets resulting
         from share transactions                              24,749,069         (17,570,088)        (75,435,720)
                                                         -------------------------------------------------------
  Total increase (decrease) in net assets                     24,749,069         (17,570,088)        (75,435,720)
Net Assets
  Beginning of period                                         83,065,536         100,635,624         176,071,344
                                                         -------------------------------------------------------
  End of period                                          $   107,814,605     $    83,065,536     $   100,635,624
================================================================================================================

Financial Highlights

                                                                         Cadre Liquid Asset Fund
                                           --------------------------------------------------------------------------------------
                                            For the                                                         For the      For the
                                          Six Months                                                        Eleven      Period May
                                             Ended                                                           Months     3, 1999***
For a share outstanding                    March 31,            For the Year Ended September 30,             Ended        through
   hroughout the period                      2005       -----------------------------------------------     Sept. 30,    Oct. 31,
                                          (Unaudited)     2004         2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $ 1.0000
Income from Investment Operations
   Net investment income                      0.008        0.006        0.008        0.016        0.046        0.053        0.024
Less Dividends
   Dividends from net investment income      (0.008)      (0.006)      (0.008)      (0.016)      (0.046)      (0.053)      (0.024)
                                           --------------------------------------------------------------------------------------
Net asset value, end of period             $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                   0.77%**      0.56%        0.74%        1.55%        4.61%        5.38%**      2.40%**
Net assets, end of period (000's)          $ 33,414     $ 28,503     $ 25,984     $ 27,623     $ 36,036     $ 40,534     $ 36,415

Ratio to average net assets:
   Net investment income                       1.57%*       0.58%        0.75%        1.60%        4.58%        5.73%*       4.72%*
   Operating expenses including
      reimbursement/waiver/recoupement         0.63%*       0.64%        0.62%        0.59%        0.66%        0.47%*       0.47%*
   Operating expenses excluding
      reimbursement/waiver/recoupement         0.63%*       0.64%        0.62%        0.59%        0.50%        0.53%*       0.94%*
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 5

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Financial Highlights
(continued)

                                                                           Cadre Affinity Fund
                                           --------------------------------------------------------------------------------------
                                            For the                                                         For the      For the
                                          Six Months                                                        Eleven      Period May
                                             Ended                                                           Months     3, 1999***
For a share outstanding                    March 31,            For the Year Ended September 30,             Ended        through
throughout the period                        2005       -----------------------------------------------     Sept. 30,    Oct. 31,
                                          (Unaudited)     2004         2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
Income from Investment Operations
   Net investment income                      0.006        0.004        0.006        0.014        0.049        0.052        0.023
Less Dividends
   Dividends from net investment income      (0.006)      (0.004)      (0.006)      (0.014)      (0.049)      (0.052)      (0.023)
                                           --------------------------------------------------------------------------------------
Net asset value, end of period             $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                   0.59%**      0.37%        0.59%        1.43%        4.70%        5.28%**      2.35%**
Net assets, end of period (000's)          $  5,575     $  9,015     $ 20,463     $ 25,704     $ 28,230     $ 78,287     $ 49,512

Ratio to average net assets:
   Net investment income                       1.16%*       0.35%        0.61%        1.44%        4.90%        5.67%*       4.65%*
   Operating expenses including
      reimbursement/waiver/recoupement         0.97%*       0.80%        0.76%        0.70%        0.57%        0.57%*       0.57%*
   Operating expenses excluding
      reimbursement/waiver/recoupement         0.97%*       0.80%        0.76%        0.70%        0.51%        0.51%*       0.86%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                             Cadre Reserve Fund
                                           --------------------------------------------------------------------------------------
                                            For the                                                         For the      For the
                                          Six Months                                                        Eleven      Period May
                                             Ended                                                           Months     3, 1999***
For a share outstanding                    March 31,            For the Year Ended September 30,             Ended        through
throughout the period                        2005       -----------------------------------------------     Sept. 30,    Oct. 31,
                                          (Unaudited)     2004         2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
Income from Investment Operations
   Net investment income                      0.009        0.009        0.011        0.018        0.049        0.056        0.023
Less Dividends
   Dividends from net investment income      (0.009)      (0.009)      (0.011)      (0.018)      (0.049)      (0.056)      (0.023)
                                           --------------------------------------------------------------------------------------
Net asset value, end of period             $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                   0.95%**      0.91%        1.09%        1.86%        5.07%        5.62%**      2.50%**
Net assets, end of period (000's)          $107,815     $ 83,066     $100,636     $176,071     $207,359     $ 94,521     $ 22,397

Ratio to average net assets:
   Net investment income                       1.95%*       0.89%        1.10%        1.84%        4.91%        6.15%*       5.08%*
   Operating expenses including
      reimbursement/waiver/recoupement         0.28%*       0.30%        0.28%        0.30%        0.24%        0.22%*       0.22%*
   Operating expenses excluding
      reimbursement/waiver/recoupement         0.28%*       0.32%        0.26%        0.26%        0.27%        0.32%*       1.87%*
---------------------------------------------------------------------------------------------------------------------------------

*     Annualized
**    Unannualized
***   Commencement of operations

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 6

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Notes to Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the Cadre Liquid Asset Fund - Money Market Series ("Cadre Liquid Asset Fund"), the Cadre Affinity Fund - Money Market Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - Money Market Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on May 3, 1999, May 3, 1999 and May 19, 1999, respectively.

The Funds invest all of their investable assets in the Money Market Portfolio (the "Portfolio"). The portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investments in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (2.03% for Cadre Liquid Asset Fund, 0.34% for Cadre Affinity Fund, 6.54% for Cadre Reserve Fund at March 31, 2005.) The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Statement of Net Assets, are included later on in this report and should be read in conjunction with the Funds' financial statements.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of each series of the Trust to September 30th, effective September 30, 2000.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Valuation of Securities Valuation of securities by the Portfolio is discussed in
Note 2 of the Portfolio's Notes to Financial Statements, which are included later on in this report.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 7

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Notes to Financial Statements (continued)

Investment Income The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

Dividends to Shareholders Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes Each Fund is treated as a separate entity for federal income tax purposes. The Funds intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve them from substantially all Federal income and excise taxes. Therefore, no Federal income tax provisions are required.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

The Trust's former administrator and transfer agent, Cadre Financial Services, Inc. ("Cadre"), and the Trust's distributor, Ambac Securities, Inc. ("Ambac Securities"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors" or the "Distributor", formerly known as PFMAM, Inc.), pursuant to which PFM and PFM Fund Distributors agreed to purchase the administration and transfer agency business of Cadre and the distribution and fixed income investment business of Ambac Securities, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's Administration and Transfer Agency Agreements with Cadre, the Trust's consent was required in order for these agreements to be assigned to PFM in connection with the Transaction. On December 17, 2003, the Trust's Board of Trustees considered, and consented to, the assignment of the Administration and Transfer Agency Agreements to PFM and approved a new Distribution Agreement with PFM Fund Distributors, each to become effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing and administration and transfer agency services to the Trust and PFM Fund Distributors began providing distribution services to the Trust.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 8

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Notes to Financial Statements (continued)

Under the Administration Agreement, PFM is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

                                        Cadre           Cadre             Cadre
                                       Liquid         Affinity           Reserve
     Asset Net Assets                Asset Fund         Fund              Fund
--------------------------------------------------------------------------------
0 - $250,000,000                        0.19%            0.19%             0.10%
$250,000,001 - $1,000,000,000          0.165%           0.165%            0.075%
Over $1,000,000,000                     0.14%            0.14%             0.05%

Under the Transfer Agent Agreement, PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid an annual fee of 0.05% of each Fund's first $250 million average daily net assets, 0.04% of each Fund's next $750 million average daily net assets and 0.03% of each Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Agreement with PFM Fund Distributors, under which PFM Fund Distributors acts as the exclusive distributor of the Trust's shares. In addition, under a Plan and Agreement of Distribution relating to the Affinity Series, the Distributor receives payment of 0.10% of the average net assets of the Affinity Series in consideration of distribution services provided by PFM Fund Distributors, and the payments it makes to the various organizations that sell shares for and provide assistance to the Affinity Series. PFM Fund Distributors terminated all such payment arrangements effective March 31, 2005.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

Note 4 - Waiver of Fees and Reimbursement of Expenses

PFM has voluntarily agreed to waive a portion of its fees and to reimburse the Cadre Reserve Fund for certain expenses to the extent the total operating expense of the Fund exceeds 0.30% (annualized) of its average daily net assets. During the six month period ended March 31, 2005, PFM waived the following fees so that the Fund could meet this expense limitation.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 9

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Series

Notes to Financial Statements (continued)

                                              Waived Fees              Reimbursed Expense                Total
                                        ------------------------------------------------------------------------------
                            Expense                    Life to                     Life to                     Life to
          Fund               Limit       Current         Date        Current        Date         Current         Date
----------------------------------------------------------------------------------------------------------------------
Cadre Liquid Asset Fund       N/A       $      0      $ 63,290      $      0      $ 51,651      $      0      $114,941
Cadre Affinity Fund           N/A       $      0      $ 36,348      $      0      $ 33,112      $      0      $ 69,460
Cadre Reserve Fund           0.30%      $      0      $151,597      $      0      $ 56,305      $      0      $207,902

The Trust has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which each Fund is obligated to reimburse PFM for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are below the expense limitation. During the six month period ended March 31, 2005, there were no reimbursements to PFM pursuant to the terms of the Plan. The cumulative amounts reimbursed under the Plan are as follows:

                                                           Amounts Reimbursed
                                        Expense        -------------------------
         Fund                            Limit          Current     Life to date
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund                   N/A          $      0       $ 74,163
Cadre Affinity Fund                       N/A          $      0       $ 69,460
Cadre Reserve Fund                       0.30%         $      0       $140,583

PFM has determined that some reimbursable costs were unrecoverable under the Plan. Therefore the balances due to PFM have been reduced by these amounts. During the six month period ended March 31, 2005, there were no reimbursements to PFM deemed to be unrecoverable under the Plan. The cumulative amounts deemed unrecoverable under the Plan are as follows:

                                                         Amount Unrecoverable
                                                      --------------------------
         Fund                                         Current       Life to date
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund                               $     0         $40,778
Cadre Affinity Fund                                   $     0         $     0
Cadre Reserve Fund                                    $     0         $56,305

As of March 31, 2005, the balances which remain recoverable for each Fund are as follows:

                                                                      Remaining
         Fund                                                        Recoverable
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund                                                $     0
Cadre Affinity Fund                                                    $     0
Cadre Reserve Fund                                                     $11,014


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 10

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Statement of Net Assets
March 31, 2005 (Unaudited)

            Face                                                                                             Amortized
           Amount                                                                                               Cost
------------------------------------------------------------------------------------------------------------------------
                      BANKERS' ACCEPTANCES (0.9%)
------------------------------------------------------------------------------------------------------------------------
                      Rabobank (NY)
      $   15,000,000            2.82%          4/28/05 ..............................................     $   14,968,387
------------------------------------------------------------------------------------------------------------------------
          15,000,000  Total Bankers' Acceptances  (Amortized Cost $14,968,387)                                14,968,387
------------------------------------------------------------------------------------------------------------------------
                      ASSET-BACKED COMMERCIAL PAPER (8.8%)
------------------------------------------------------------------------------------------------------------------------
                      Sheffield Receivable Corporation
          20,000,000            2.69%           4/6/05 ..............................................         19,992,556
          50,000,000            2.80%          4/25/05 ..............................................         49,907,000
                      Yorktown Capital LLC
          25,000,000            2.71%          4/11/05 ..............................................         24,981,250
          50,000,000            2.80%          4/12/05 ..............................................         49,957,375
------------------------------------------------------------------------------------------------------------------------
         145,000,000  Total Asset-Backed Commercial Paper (Amortized Cost $144,838,181)                      144,838,181
------------------------------------------------------------------------------------------------------------------------
                      COMMERCIAL PAPER (44.7%)
------------------------------------------------------------------------------------------------------------------------
                      Bank of America
          80,000,000            2.63%          4/20/05 ..............................................         79,889,800
                      Barclays Bank
          23,000,000            2.80%          4/22/05 ..............................................         22,962,500
                      Bear Stearns Co.
          20,000,000            2.67%           4/4/05 ..............................................         19,995,567
                      Citigroup
          70,000,000            2.76%          4/19/05 ..............................................         69,903,750
                      Danske Corp.
          70,000,000            2.73%          4/11/05 ..............................................         69,947,111
                      Goldman Sachs
          78,346,000            2.68%           4/6/05 ..............................................         78,316,947
                      Greyhawk Funding
          28,000,000            2.71%          4/11/05 ..............................................         27,979,000
                      Kitty Hawk Funding
          50,000,000            2.71%          4/11/05 ..............................................         49,962,500
          28,558,000            2.80%          4/20/05 ..............................................         28,515,948
                      Morgan Stanley
          65,000,000            2.48%         10/25/05 ..............................................         65,000,000
           5,000,000            2.77%         12/16/05 ..............................................          5,000,000
                      Ranger Funding Co.
          70,000,000            2.76%          4/15/05 ..............................................         69,925,139
                      Toyota Motor Credit
          75,000,000            2.72%          4/22/05 ..............................................         74,881,438
                      UBS Finance Delaware LLC
          75,000,000            2.79%           4/1/05 ..............................................         75,000,000
------------------------------------------------------------------------------------------------------------------------
         737,904,000  Total Commercial Paper (Amortized Cost $737,279,700)                                   737,279,700
------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 11

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Statement of Net Assets (continued)

           Face                                                                                              Amortized
          Amount                                                                                                Cost
------------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AND AGENCY OBLIGATIONS (52.6%)
------------------------------------------------------------------------------------------------------------------------
                      Fannie Mae Discount Notes
      $    2,980,000            2.41%          4/20/05 ..............................................     $    2,976,241
          15,000,000            2.19%          8/19/05 ..............................................         14,875,167
           1,010,000            2.89%           9/6/05 ..............................................            997,455
          27,025,000            2.37%          9/16/05 ..............................................         26,732,710
          15,000,000            2.44%         10/14/05 ..............................................         14,804,545
                      Fannie Mae Mortgage-Backed Security Discount Notes
          35,000,000            2.56%           4/1/05 ..............................................         35,000,000
          50,000,000            2.57%           4/1/05 ..............................................         50,000,000
          50,000,000            2.62%          4/14/05 ..............................................         49,953,055
          50,000,000            2.69%           5/2/05 ..............................................         49,884,826
          30,000,000            2.67%           5/2/05 ..............................................         29,931,542
          42,524,000            2.93%           6/1/05 ..............................................         42,314,321
          50,000,000            3.07%           7/1/05 ..............................................         49,614,514
          47,971,000            3.11%           7/1/05 ..............................................         47,596,307
          17,000,000            3.08%           7/1/05 ..............................................         16,868,505
          50,000,000            3.12%           7/1/05 ..............................................         49,608,826
          19,959,589            2.85%           9/1/05 ..............................................         19,722,918
                      Fannie Mae Notes (Callable)
           5,000,000            1.30%          4/19/05 ..............................................          5,000,000
           3,000,000            1.27%          4/25/05 ..............................................          3,000,000
          25,000,000            1.65%          5/16/05 ..............................................         25,000,000
                      Federal Home Loan Bank Discount Notes
          10,000,000            1.91%          5/20/05 ..............................................          9,974,546
                      Federal Home Loan Bank Notes
          50,000,000            2.77% *         5/3/05 ..............................................         49,998,551
          50,000,000            2.75% *        7/14/05 ..............................................         49,996,767
          25,000,000            2.99% *        10/3/05 ..............................................         24,992,500
                      Federal Home Loan Bank Notes (Callable)
           5,000,000            1.45%           4/1/05 ..............................................          4,999,993
           7,800,000            1.30%          4/11/05 ..............................................          7,800,000
          13,500,000            1.31%          4/22/05 ..............................................         13,500,000
           8,000,000            1.37%          4/27/05 ..............................................          7,999,610
          20,000,000            1.35%          4/29/05 ..............................................         20,000,000
          25,000,000            2.08%          6/22/05 ..............................................         25,000,000
                      Freddie Mac Discount Notes
          20,000,000            2.75%          4/19/05 ..............................................         19,972,600
          55,000,000            2.20%          8/23/05 ..............................................         54,526,499
          37,000,000            2.37%         10/18/05 ..............................................         36,525,167
          10,000,000            2.81%         11/15/05 ..............................................          9,827,227
------------------------------------------------------------------------------------------------------------------------
         872,769,589  Total U.S. Government and Agency Obligations (Amortized Cost $868,994,392)             868,994,392
------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 12

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Statement of Net Assets (continued)

           Face                                                                                              Amortized
          Amount                                                                                                Cost
------------------------------------------------------------------------------------------------------------------------
                      REPURCHASE AGREEMENTS (4.4%)
------------------------------------------------------------------------------------------------------------------------
                      Goldman Sachs
      $   72,700,000            2.82%           4/1/05 ..............................................     $   72,700,000
                                (Dated 3/31/05, repurchase price $72,705,695, collateralized by U.S.
                                Treasury securities, 0%, maturing 5/15/05 to 5/15/30, market value
                                $17,802,693; Fannie Mae securities, 0% to 5.5%, maturing 4/4/05 to
                                2/15/06, market value $10,302,810; Federal Farm Credit Bank securities, 0%, maturing 5/31/05, market value $24,880,000; Federal
                                Home Loan Bank securities, 0% to 5.25%, maturing 4/1/05 to 2/27/06, market value $13,440,020; and Freddie Mac securities, 0% to 5.95%, maturing 4/15/05 to 1/19/06, market value $7,728,732)
------------------------------------------------------------------------------------------------------------------------
          72,700,000  Total Repurchase Agreements (Amortized Cost $72,700,000)                                72,700,000
------------------------------------------------------------------------------------------------------------------------
      $1,843,373,589  TOTAL INVESTMENTS (111.4%) (Amortized Cost $1,838,780,660)                           1,838,780,660
------------------------------------------------------------------------------------------------------------------------
                      OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-11.4%)                                  (188,062,548)
------------------------------------------------------------------------------------------------------------------------
                      NET ASSETS (100.0%)
                          Applicable to 1,650,718,112 outstanding shares of beneficial interest           $1,650,718,112
========================================================================================================================
                      NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                      $         1.00
========================================================================================================================

* Floating Rate Note, rate shown is that which was in effect at March 31, 2005.

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------
Assets
   Investments, at value                                          $1,838,780,660
   Cash                                                                   10,282
   Interest receivable                                                   757,191
   Prepaid expenses                                                        8,203
                                                                  --------------
        Total assets                                               1,839,556,336
                                                                  --------------
Liabilities
   Amount payable for securities purchased not yet received          188,682,728
   Investment advisory fees payable                                      108,060
   Custodian fees payable                                                 16,639
   Audit and tax fees                                                     14,442
   Legal fees                                                              9,272
   Other accrued expenses                                                  7,083
                                                                  --------------
        Total Liabilities                                            188,838,224
                                                                  --------------
Net Assets                                                        $1,650,718,112
================================================================================

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 13

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Statements of Operations

                                                            For the Six     For the Year
                                                           Months Ended         Ended
                                                          March 31, 2005    September 30,
                                                            (Unaudited)         2004
----------------------------------------------------------------------------------------
Investment Income
  Interest                                                  $16,993,404      $16,596,635
Expenses
   Investment advisory fees                                     622,205        1,111,256
   Custodian Fees                                                31,207           56,080
   Accrued trustees' fees and expenses                           18,200           43,045
   Audit and tax fees                                            15,632           31,522
   Legal fees                                                    39,008           70,053
   Other expenses                                                29,578           60,538
                                                            ----------------------------
        Net expenses                                            755,830        1,372,494
        Net investment income                                16,237,574       15,224,141
                                                            ----------------------------
        Realized net gain/(loss) on sale of securities           11,645          131,996
                                                            ----------------------------
Net Increase in Net Assets                                  $16,249,219      $15,356,137
========================================================================================

Statements Changes in Net Assets

                                                              For the Six                     For the Year Ended
                                                             Months Ended                        September 30,
                                                            March 31, 2005        ---------------------------------------
                                                              (Unaudited)                 2004                   2003
-------------------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                    $     16,249,219       $     15,356,137       $     21,133,686
                                                           --------------------------------------------------------------
Share Transactions
  Contributions                                               4,599,907,677         19,946,138,962         23,125,578,782
  Withdrawals                                                (4,705,515,589)       (19,832,308,445)       (23,129,880,044)
                                                           --------------------------------------------------------------
      Net (decrease) increase in net assets resulting
         from beneficial interest transactions                 (105,607,912)           113,830,517             (4,301,262)
                                                           --------------------------------------------------------------
  Total (decrease) increase in net assets                       (89,358,693)           129,186,654             16,832,424
Net Assets
  Beginning of period                                         1,740,076,805          1,610,890,151          1,594,057,727
                                                           --------------------------------------------------------------
  End of period                                            $  1,650,718,112       $  1,740,076,805       $  1,610,890,151
=========================================================================================================================

Financial Highlights

                                 For the                                                                 For the           For the
                                Six Months                                                                Eleven         Period May
                                  Ended                                                                   Months         3, 1999***
For a share outstanding          March 31,                For the Year Ended September 30,                 Ended           through
throughout the period              2005         -------------------------------------------------        Sept. 30,        Oct. 31,
                               (Unaudited)      2004           2003           2002           2001           2000             1999
------------------------------------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                     1.04%**        1.11%          1.28%          2.07%          5.21%          5.73%**          2.53%**
Ratio to average net assets:
     Net investment income       2.08%*         1.20%          1.27%          2.04%          4.82%          6.12%*           5.23%*
     Operating expenses          0.10%*         0.10%          0.09%          0.09%          0.10%          0.10%*           0.15%*
====================================================================================================================================

*     Annualized
**    Unannualized
***   Commencement of operations

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 14

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Notes to Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and supplementary data are those of the Money Market Portfolio (the "Portfolio"). The Portfolio commenced operations on May 3, 1999.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of each series of the Trust to September 30th, effective September 30, 2000.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of instruments.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains and losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies established by the Trust's Board of Trustees. The Portfolio's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 15

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Notes to Financial Statements (continued)

Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is maintained in an account at least equal to the repurchase price plus accrued interest. In the event of default of the obligations to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

The Trust's former investment adviser, Cadre Financial Services, Inc. ("Cadre"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors", formerly known as PFMAM, Inc.), pursuant to which PFM agreed to purchase the investment advisory business of Cadre, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's investment advisory agreement with Cadre and as required by the 1940 Act, such agreement automatically terminated upon consummation of the Transaction. On December 17, 2003, the Trust's Board of Trustees considered and approved a new investment advisory agreement with PFM, to become effective upon consummation of the Transaction, which agreement was approved by shareholders of the Portfolio at a meeting held on February 5, 2004. The Transaction was consummated on February 13, 2004, after which PFM began providing investment advisory services to the Portfolio.

Under the Investment Advisory Agreement, PFM provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid at an annual rate equal to 0.08% of the first $1,500,000,000 of the Portfolio's average daily net assets; 0.075% of its average daily net assets between $1,500,000,001 and $2,000,000,000; 0.07% of its average daily net assets between $2,000,000,001 and $2,500,000,000; 0.065% of its average daily net assets between $2,500,000,001 and $3,000,000,000; and 0.06% of its average daily net assets in excess of $3,000,000,000.

PFM Fund Distributors, Inc. (the "Distributor"), acts as the exclusive distributor of the Trust's shares. The Distributor is not compensated for its services by the Portfolio.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 16

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Notes to Financial Statements (continued)

Certain officers of the Trust may be officers of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee, and the Chairman the Nominating Committee, each receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

--------------------------------------------------------------------------------

Board of Trustees and Officers
(Unaudited)

The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by PFM and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                                 Principal Occupation(s) During the Past Five
Name, Position Held  with Fund,  Years; (Number of Portfolios in Fund Complex
(Served Since), Birthdate        Overseen by Director)                            Other Directorships Held
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Michael P. Flanagan              Executive Director, Michigan Association of      Michigan Society of Association
Chairman (2002) &                School Administrators, 2001 to present; County   Executives, North Central
Trustee (2000)                   Superintendent, Wayne Regional Educational       Association Executives, Michigan
Birthdate: 8/19/49               Services, 1994 to 2000;                          Non-Profit Association
                                 (10)

Harvey A. Fein                   Vice President of Finance, Molina Healthcare;    None
Trustee (1997)                   (10)
Birthdate: 8/25/46

C. Roderick O'Neil               Chairman, O'Neil Associates, 1987 to present;    Beckman Coulter, Inc.; Fort
Trustee (1997)                   (10)                                             Dearborn Income Securities, Inc.;
Birthdate: 1/26/31                                                                Optimum Q Funds; Bushnell Memorial
                                                                                  Hall; Hartford Foundation for
                                                                                  Public Giving; Riverfront
                                                                                  Recapture, Inc.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 17

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Board of Trustees and Officers (continued)

                                 Principal Occupation(s) During the Past Five
Name, Position Held  with Fund,  Years; (Number of Portfolios in Fund Complex
(Served Since), Birthdate        Overseen by Director)                            Other Directorships Held
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

Brian M. Marcel                  Assistant Superintendent Business Services,      Michigan Liquid Asset Fund Plus
Trustee (2004)                   Washtenaw Independent School District, 1994 to   (Chairman)
Birthdate: 6/15/62               present;
                                 (10)

Jack G. Williams, Jr.            Mortgage Banker, Great Northern Financial, 2002  Cambridge-Isanti ISD911; Oak Land
Trustee (2004)                   to present; Realtor, Century 21 - Moline, 2001   Vocational Coop; Minnesota School
Birthdate: 3/12/52               to present; Consultative Administrator, Mission  Boards Association; Minnesota
                                 Nursing Home, 2001 to 2002; Administrator, Elim  School District Liquid Asset Fund
                                 Home - Milaca, 1996 to 2001;                     Plus
                                 (10)

---------------------------------------------------------------------------------------------------------------------
OFFICERS

Martin P. Margolis               President, PFM Asset Management, 2001 to         Commonwealth Cash Reserve Fund,
President (2004)                 present; Managing Director, Public Financial     Inc.
Birthdate: 7/22/44               Management, Inc., 1986 to present;
                                 (10)

Debra J. Goodnight               Secretary, PFM Asset Management LLC,  2001 to    None
Treasurer and Chief Compliance   present; Managing Director, Public Financial
Officer (2004)                   Management, Inc., 1991 to present;
Birthdate: 4/3/55                (10)

Timothy P. Sullivan              Managing Director, PFM Asset Management LLC,     None
Secretary (2004)                 2004 to present; First Vice President, Cadre
Birthdate: 5/29/69               Financial Services, Inc., 1986 to 2004;
                                 (10)

Carolyn Osiecki                  Senior Managing Consultant, PFM Asset            None
Assistant Treasurer (2003)       Management LLC, 2004 to present; Assistant
Birthdate: 4/29/64               Vice President, Senior Accountant, Cadre
                                 Financial Services, Inc., 1995 to 2004;
                                 (10)


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 18

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Board of Trustees and Officers (continued)

                                 Principal Occupation(s) During the Past Five
Name, Position Held  with Fund,  Years; (Number of Portfolios in Fund Complex
(Served Since), Birthdate        Overseen by Director)                            Other Directorships Held
---------------------------------------------------------------------------------------------------------------------
OFFICERS (continued)

Daniel R. Hess                   Senior Managing Consultant, PFM Asset            None
Assistant Treasurer (2004)       Management LLC, 2001 to present; Senior
Birthdate: 10/18/74              Auditor, PricewaterhouseCoopers LLP, 1998 to
                                 2001;
                                 (10)

Jennifer L. Scheffel, Esq.       Senior Managing Consultant, PFM Asset            None
Assistant Secretary (2004)       Management LLC, 2004 to present; Assistant
Birthdate: 11/6/72               Vice President, Ambac Financial Group, Inc.,
                                 2004; Assistant Vice President, Chief
                                 Compliance Officer, Cadre Financial Services,
                                 Inc., 2002 to 2004; PlusFunds Group, Inc.,
                                 2001 to 2002; Cozen & O'Conner, 2000 to 2001;
                                 Bronx District Attorney's Office, 1997 to 2000;
                                 (10)
---------------------------------------------------------------------------------------------------------------------

The mailing address of each Independent Director and of Mr. Sullivan, Ms. Osiecki and Ms. Scheffel is 905 Marconi Avenue, Ronkonkoma, NY 11779. The mailing address of Mr. Margolis, Ms. Goodnight and Mr. Hess is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17011.

Each trustee is an Independent Trustee and is paid fees by the Trust. The Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the chairman receives an annual retainer of $2,000. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee receiving an additional $1,000 annual fee. For the six months ended March 31, 2005, such fees totaled $24,500.

The Audit Committee is comprised of Harvey A. Fein, C. Roderick O'Neil and Brian
M. Marcel. The Board of Trustees has determined that Mr. Fein is an audit committee financial expert. The primary functions of the Audit Committee are to select and retain independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit, and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held 2 meetings during the six months ended March 31, 2005.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 19

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Board of Trustees and Officers (continued)

The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee is comprised of C. Roderick O'Neil, Michael P. Flanagan and Jack G. Williams, Jr. The Nominating and Governance Committee did not meet during the six months ended March 31, 2005.

Officers of the Trust receive no compensation from the Trust. As of March 31, 2005, the Trustees and Officers of the Trust, as a group, owned no outstanding shares of the Trust or any of its Funds.

The Trust's Statement of Additional Information (SAI) includes additional information about the Officers and Directors, and is available without charge, upon request by calling 1-800-221-4524.

--------------------------------------------------------------------------------
Information About the Funds' Expenses
(Unaudited)

As shareholders of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. With the exception of certain overdraft fees, the Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees, distribution (12b-1) fees (Affinity Series only), and other operating expenses of the Funds.

The example in the table on the following page is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2005. This example illustrates your Fund's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds to those of other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 20

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

Money Market Portfolio

Information About the Funds' Expenses (continued)

----------------------------------------------------------------------------------------------------------------------------
Expenses and Value of a $1,000 Investment for the Six Months Ended March 31, 2005

                                                                           Beginning          Ending          Expenses Paid
                                                                        Account Value      Account Value        per $1,000
Based on Actual Fund Expenses and Returns                              October 1, 2004    March 31, 2005      During Period*
----------------------------------------------------------------------------------------------------------------------------
Money Market Portfolio (Master)                                           $ 1,000.00         $ 1,010.44         $ 0.49
Cadre Liquid Asset Fund - Money Market Series (Feeder)                    $ 1,000.00         $ 1,007.74         $ 3.16
Cadre Affinity Fund - Money Market Series (Feeder)                        $ 1,000.00         $ 1,005.92         $ 4.87
Cadre Reserve Fund - Money Market Series (Feeder)                         $ 1,000.00         $ 1,009.49         $ 1.42

Based on Actual Fund Expenses and a Hypothetical 5% Return
Money Market Portfolio (Master)                                           $ 1,000.00         $ 1,024.50         $ 0.49
Cadre Liquid Asset Fund - Money Market Series (Feeder)                    $ 1,000.00         $ 1,021.78         $ 3.19
Cadre Affinity Fund - Money Market Series (Feeder)                        $ 1,000.00         $ 1,020.07         $ 4.91
Cadre Reserve Fund - Money Market Series (Feeder)                         $ 1,000.00         $ 1,023.52         $ 1.43
----------------------------------------------------------------------------------------------------------------------------

      * Expenses are equal to the Funds' annualized expense ratios of 0.10%, 0.63%, 0.97% and 0.28% for the Money Market Portfolio, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series, respectively, multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the Feeder funds listed above reflect both the expense allocated to such Feeders from the Master Portfolio, as well as the individual expenses of the Feeder fund itself. The "Expenses Paid per $1,000 During Period" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations, however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 21

Investment Adviser, Administrator and Transfer Agent
     PFM Asset Management LLC
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

     905 Marconi Avenue
     Ronkonkoma, NY 11779

Distributor
     PFM Fund Distributors, Inc.
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101


Custodian
     U.S. Bank, National Association
     60 Livingston Avenue
     St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
     KPMG LLP
     1601 Market Street
     Philadelphia, Pennsylvania 19103


Counsel
     Schulte Roth & Zabel LLP
     919 Third Avenue
     New York, New York 10022

                                     [LOGO]
                                      CADRE
                                  INSTITUTIONAL
                                    INVESTORS
                                      TRUST

Fund Information:
1-800-221-4524

www.ciitfunds.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund's proxy voting guidelines either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2004 either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov.

                                     [LOGO]
                                      CADRE
                                  INSTITUTIONAL
                                    INVESTORS
                                      TRUST

                CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
                  CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
                   CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
                     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                               SEMI-ANNUAL REPORT

                                 March 31, 2005

Cadre Institutional Investors Trust
905 Marconi Avenue
Ronkonkoma, NY 11779
800-221-4524

www.ciitfunds.com

Table of Contents

 1     MESSAGE FROM THE INVESTMENT ADVISOR
 2     MONEY MARKET SERIES FINANCIAL STATEMENTS
 5     MONEY MARKET SERIES FINANCIAL HIGHLIGHTS
 7     NOTES TO MONEY MARKET SERIES FINANCIAL STATEMENTS
11     MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS
13     MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS
14     NOTES TO MONEY MARKET PORTFOLIO FINANCIAL STATEMENTS
16     BOARD OF TRUSTEES AND OFFICERS
19     INFORMATION ABOUT FUNDS' EXPENSES

      For further information on the Funds, call 1-800-221-4524 or visit us online at www.ciitfunds.com

      This semi-annual report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus. The prospectus can be obtained from the Funds' distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

      You can obtain a free copy of the Funds' proxy voting guidelines either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2004 either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov.

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Message to Our Shareholders

Solid economic growth and a rising concern about inflation fueled a continued rise in short-term interest rates and a significant increase in the fund's yield in the past six months. The Federal Reserve's strategy of raising the overnight Federal Funds rate in "measured" steps resulted in six increases from 1.00% in June to 3.00% on May 3rd. Meanwhile two year Treasury rates rose from the 2.50% level to around 3.75% in this same time frame. Long-term rates fell during this period, reflecting investors' outlook that the current trend toward higher rates would be contained, with the Fed feeling little pressure to step sharply on the monetary policy brake in coming months.

The economic expansion that began after the mild recession of 2001 continued in the last year, with broad growth measures recording an increase of nearly 4%. Consumer spending and business investment added to the pace of growth, although high oil prices and a worsening international trade deficit both dampened their effects. The pace of job creation accelerated, with over 2.1 million new jobs created in 2004, the fastest pace since 2000. Inflation also picked up in recent months, with measures of producer and consumer prices rising at somewhat faster levels than a year ago. Even so, the pace of inflation remains mild when judged by recent historic standards.

Long term rates - which declined in the last 12 months by nearly .75% from their levels in the Spring of 2004 - reflected investor expectations that moderating economic growth and limited business pricing power would contain inflation in coming months. The measured pace of Fed rate increases and the effort that it has made to signal its intentions in advance of action have thus far had the happy result of avoiding the market dislocations that usually accompany tightening. The market expects additional modest step-ups in the overnight rate in the next six months. This is consistent with the current path for economic growth in the range of 3.5% and inflation of under 2.00% for 2005.

We are committed to managing the Fund with prudence, emphasizing safety and liquidity while producing a yield that keeps pace with that of other high quality short-term instruments. In a period of rising short-term rates we expect to maintain the average maturity of the fund's portfolio within a range that will permit it to respond appropriately to continued changes in short-term rates. After a period of historically low money market rates, investors may realize a significant increase in income as interest rates move toward historic norms.

Respectfully,

PFM Asset Management LLC
May 3, 2005


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 1

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Statement of Assets & Liabilities
March 31, 2005 (Unaudited)                                    Cadre                 Cadre             Cadre
                                                           Liquid Asset           Affinity           Reserve
                                                               Fund                 Fund               Fund
----------------------------------------------------------------------------------------------------------------
Assets
   Investments at value                                  $     3,307,661     $     8,525,601     $   168,030,164
   Cash                                                          100,000             100,000                  --
   Other assets                                                   41,178              13,462                  --
                                                         -------------------------------------------------------
       Total assets                                            3,448,839           8,639,063         168,030,164
Liabilities
   Administration fees payable                                     7,377               8,337              16,683
   Banking fees payable                                           22,435               2,912               3,083
   Transfer agent fees payable                                     1,941               2,194               8,341
   12b-1 fees payable                                                 --                 565                  --
   Accrued trustees' fees and expenses                               288                 334                 455
   Legal fees payable                                                131                 858               3,005
   Audit and tax fees payable                                      8,444               8,889               8,221
   Other accrued expenses                                          1,600               1,686               7,120
                                                         -------------------------------------------------------
        Total liabilities                                         42,216              25,775              46,908
                                                         -------------------------------------------------------
Net Assets                                               $     3,406,623     $     8,613,288     $   167,983,256
                                                         -------------------------------------------------------
Net Asset Value, Offering Price and Redemption Price
  Per Share                                              $          1.00     $          1.00     $          1.00
                                                         -------------------------------------------------------
Net Assets Consist of
    Common Stock, at par value                           $        34,066     $        86,133     $     1,679,833
    Paid-in capital in excess of par value                     3,372,557           8,527,155         166,303,423
                                                         -------------------------------------------------------
Net Assets (Unlimited Shares Authorized)                 $     3,406,623     $     8,613,288     $   167,983,256
----------------------------------------------------------------------------------------------------------------

Statements of Operations                                                           Cadre Liquid Asset Fund
                                                                                -----------------------------
                                                                               For the Six           For the
                                                                               Months Ended         Year Ended
                                                                              March 31, 2005      September 30,
                                                                                (Unaudited)           2004
-------------------------------------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated from Cadre Institutional Investors
  Trust - U.S Government Money Market Portfolio

  Interest                                                                      $  101,556         $   88,654

   Expenses                                                                          3,226              7,433
                                                                                -----------------------------
Net investment income from Cadre Institutional Investors Trust - U.S.
  Government Money Market Portfolio                                                 98,330             81,221
Expenses
   Administration fees                                                               4,742             14,380
   Transfer agent fees                                                               1,248              3,784
   Custodian fees                                                                   30,660             57,247
   Audit and tax fees                                                                6,082             12,101
   Legal fees                                                                          227                453
   Trustees' fees and expenses                                                         364                432
   Other expenses                                                                    5,482             10,274
                                                                                -----------------------------
             Total expenses                                                         48,805             98,671
             Plus expense recoupements/Less fee waivers                              3,770            (57,667)
                                                                                -----------------------------
             Net expenses                                                           52,575             41,004
                                                                                -----------------------------
Net Investment Income                                                           $   45,755         $   40,217
-------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 2

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Statements of Operations (continued)

                                                                                    Cadre Affinity Fund
                                                                                -----------------------------
                                                                                For the Six         For the
                                                                               Months Ended        Year Ended
                                                                              March 31, 2005      September 30,
                                                                                (Unaudited)           2004
-------------------------------------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated from Cadre Institutional Investors
  Trust - U.S. Government Money Market Portfolio

  Interest                                                                      $   84,228         $  137,322
  Expenses                                                                           3,825             11,855
                                                                                -----------------------------
Net investment income from Cadre Institutional Investors Trust - U.S.
  Government Money Market Portfolio                                                 80,403            125,467
Expenses
   Administration fees                                                               5,845             22,744
   Transfer agent fees                                                               1,538              5,985
   12b-1 fees                                                                        3,859             11,971
   Custodian fees                                                                   13,507             33,564
   Audit and tax fees                                                                6,082             12,101
   Legal fees                                                                          364                732
   Trustees' fees and expenses                                                         364                604
   Other expenses                                                                    2,934              5,669
                                                                                -----------------------------
             Total expenses                                                         34,493             93,370
             Less fee waivers/Plus expense recoupements                             (8,353)           (15,844)
                                                                                -----------------------------
             Net expenses                                                           26,140             77,526
                                                                                -----------------------------
Net Investment Income                                                           $   54,263         $   47,941
-------------------------------------------------------------------------------------------------------------

                                                                                     Cadre Reserve Fund
                                                                                -----------------------------
                                                                                For the Six          For the
                                                                               Months Ended         Year Ended
                                                                              March 31, 2005      September 30,
                                                                                (Unaudited)           2004
-------------------------------------------------------------------------------------------------------------
Investment Income
Investment income and expenses allocated from Cadre Institutional Investors
  Trust - U.S. Government Money Market Portfolio

  Interest                                                                      $1,862,697         $1,779,927
  Expenses                                                                          83,412            150,791
                                                                                -----------------------------
Net investment income from Cadre Institutional Investors Trust - U.S.
  Government Money Market Portfolio                                              1,779,285          1,629,136
Expenses
   Administration fees                                                              84,409            151,445
   Transfer agent fees                                                              42,204             75,722
   Custodian fees                                                                    5,642             11,376
   Audit and tax fees                                                                6,082             12,101
   Legal fees                                                                        6,370              8,561
   Trustees' fees and expenses                                                       3,003              5,315
   Other expenses                                                                   13,052             21,070
                                                                                -----------------------------
             Total expenses                                                        160,762            285,590
             Plus expense recoupements/Less fee waivers                                 --             23,256
                                                                                -----------------------------
             Net expenses                                                          160,762            308,846
                                                                                -----------------------------
Net Investment Income                                                           $1,618,523         $1,320,290
-------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 3

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Statements of Changes in Net Assets

                                                                           Cadre Liquid Asset Fund
                                                         -------------------------------------------------------
                                                            For the Six                 For the Year Ended
                                                           Months Ended                    September 30,
                                                          March 31, 2005     -----------------------------------
                                                            (Unaudited)              2004                2003
----------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                  $        45,755     $        40,217     $        90,567
                                                         -------------------------------------------------------
Dividends to Shareholders from
  Net investment income                                          (45,755)            (40,217)            (90,567)
                                                         -------------------------------------------------------
Share Transactions
  Shares issued                                              341,699,129       1,018,580,233       1,178,594,431
  Shares redeemed                                           (347,468,042)     (1,018,084,524)     (1,192,475,074)
  Distributions reinvested                                        45,755              40,217              90,567
                                                         -------------------------------------------------------
      Net (decrease) increase in net assets resulting
         from share transactions                              (5,723,158)            535,926         (13,790,076)
                                                         -------------------------------------------------------
  Total (decrease) increase in net assets                     (5,723,158)            535,926         (13,790,076)
Net Assets
  Beginning of period                                          9,129,781           8,593,855          22,383,931
                                                         -------------------------------------------------------
  End of period                                          $     3,406,623     $     9,129,781     $     8,593,855
----------------------------------------------------------------------------------------------------------------

                                                                            Cadre Affinity Fund
                                                         -------------------------------------------------------
                                                            For the Six                 For the Year Ended
                                                           Months Ended                    September 30,
                                                          March 31, 2005     -----------------------------------
                                                            (Unaudited)              2004                2003
----------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                  $        54,263     $        47,941     $        91,143
                                                         -------------------------------------------------------
Dividends to Shareholders from
  Net investment income                                          (54,263)            (47,941)            (91,143)
                                                         -------------------------------------------------------
Share Transactions
  Shares issued                                               94,499,930         152,413,199         162,214,645
  Shares redeemed                                            (92,166,397)       (161,101,432)       (165,075,462)
  Distributions reinvested                                        54,263              47,941              91,143
                                                         -------------------------------------------------------
      Net increase (decrease) in net assets resulting
         from share transactions                               2,387,796          (8,640,292)         (2,769,674)
                                                         -------------------------------------------------------
  Total increase (decrease) in net assets                      2,387,796          (8,640,292)         (2,769,674)
Net Assets
  Beginning of period                                          6,225,492          14,865,784          17,635,458
                                                         -------------------------------------------------------
  End of period                                          $     8,613,288     $     6,225,492     $    14,865,784
----------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 4

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Statements of Changes in Net Assets
(continued)

                                                                           Cadre Reserve Fund
                                                         -------------------------------------------------------
                                                            For the Six                For the Year Ended
                                                           Months Ended                   September 30,
                                                          March 31, 2005     -----------------------------------
                                                            (Unaudited)              2004                2003
----------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                  $     1,618,523     $     1,320,290     $     1,596,080
                                                         -------------------------------------------------------
Dividends to Shareholders from
  Net investment income                                       (1,618,523)         (1,320,290)         (1,596,080)
                                                         -------------------------------------------------------
Share Transactions
  Shares issued                                              602,641,292         642,214,505         647,647,193
  Shares redeemed                                           (569,964,225)       (689,194,661)       (592,990,017)
  Distributions reinvested                                     1,618,523           1,320,290           1,596,080
                                                         -------------------------------------------------------
      Net increase (decrease) in net assets resulting
         from share transactions                              34,295,590         (45,659,866)         56,253,256
                                                         -------------------------------------------------------
  Total increase (decrease) in net assets                     34,295,590         (45,659,866)         56,253,256
Net Assets
  Beginning of period                                        133,687,666         179,347,532         123,094,276
                                                         -------------------------------------------------------
  End of period                                          $   167,983,256     $   133,687,666     $   179,347,532
----------------------------------------------------------------------------------------------------------------

Financial Highlights

                                                                         Cadre Liquid Asset Fund
                                           --------------------------------------------------------------------------------------
                                           For the                                                          For the
                                         Six Months                                                          Eleven      For the
                                            Ended                                                            Months        Year
For a share outstanding                   March 31,             For the Year Ended September 30,             Ended        Ended
   throughout the period                     2005       -----------------------------------------------     Sept. 30,    Oct. 31,
                                         (Unaudited)      2004         2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
Income from Investment Operations
   Net investment income                      0.007        0.005        0.007        0.015        0.046        0.051        0.046
Less Dividends
   Dividends from net investment income      (0.007)      (0.005)      (0.007)      (0.015)      (0.046)      (0.051)      (0.046)
                                           --------------------------------------------------------------------------------------
Net asset value, end of period             $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                   0.74%**      0.53%        0.66%        1.47%        4.55%        5.25%**      4.70%**
Net assets, end of period (000's)          $  3,407     $  9,130     $  8,594     $ 22,384     $ 24,499     $ 36,136     $ 45,148

Ratio to average net assets:
   Net investment income                       1.43%*       0.53%        0.69%        1.53%        4.61%        5.57%*       4.61%*
   Operating expenses including
      reimbursement/waiver/recoupement         1.74%*       0.64%        0.65%        0.65%        0.64%        0.45%*       0.45%*
   Operating expenses excluding
      reimbursement/waiver/recoupement         1.62%*       1.40%        0.75%        0.76%        0.54%        0.63%*       0.55%*
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 5

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Financial Highlights
(continued)

                                                                             Cadre Affinity Fund
                                           --------------------------------------------------------------------------------------
                                            For the                                                         For the      For the
                                          Six Months                                                         Eleven     Period May
                                             Ended                                                           Months     3, 1999***
For a share outstanding                     March 31,           For the Year Ended September 30,              Ended       through
throughout the period                         2005      -----------------------------------------------     Sept. 30,    Oct. 31,
                                          (Unaudited)     2004         2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
Income from Investment Operations
   Net investment income                      0.007        0.004        0.006        0.014        0.043        0.050        0.023
Less Dividends
   Dividends from net investment income      (0.007)      (0.004)      (0.006)      (0.014)      (0.043)      (0.050)      (0.023)
                                           --------------------------------------------------------------------------------------
Net asset value, end of period             $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                   0.70%**      0.43%        0.58%        1.39%        4.72%        5.16%**      2.29%**
Net assets, end of period (000's)          $  8,613     $  6,225     $ 14,866     $ 17,635     $ 18,233     $ 24,956     $ 24,956

Ratio to average net assets:
   Net investment income                       1.41%*       0.40%        0.58%        1.37%        4.31%        5.50%*       4.58%*
   Operating expenses including
      reimbursement/waiver/recoupement         0.78%*       0.75%        0.75%        0.75%        0.75%        0.55%*       0.55%*
   Operating expenses excluding
      reimbursement/waiver/recoupement         0.99%*       0.88%        0.87%        0.81%        0.71%        0.60%*       1.07%*
---------------------------------------------------------------------------------------------------------------------------------

                                                                            Cadre Reserve Fund
                                           --------------------------------------------------------------------------------------
                                                                                                                         For the
                                            For the                                                         For the       Period
                                          Six Months                                                         Eleven      Jan. 5,
                                             Ended                                                           Months      1999***
For a share outstanding                    March 31,            For the Year Ended September 30,             Ended       through
throughout the period                         2005      -----------------------------------------------    Sept. 30,     Oct. 31,
                                          (Unaudited)     2004         2003         2002         2001         2000         1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
Income from Investment Operations
   Net investment income                      0.009        0.009        0.010        0.018        0.047        0.053        0.040
Less Dividends
   Dividends from net investment income      (0.009)      (0.009)      (0.010)      (0.018)      (0.047)      (0.053)      (0.040)
                                           --------------------------------------------------------------------------------------
Net asset value, end of period             $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
---------------------------------------------------------------------------------------------------------------------------------

Ratio/Supplemental Data
Total return                                   0.94%**      0.89%        1.01%        1.83%        5.04%        5.52%**      4.04%**
Net assets, end of period (000's)          $167,983     $133,688     $179,348     $123,094     $ 96,224     $ 50,378     $114,563

Ratio to average net assets:
   Net investment income                       1.91%*       0.87%        0.97%        1.80%        4.71%        5.82%*       4.86%*
   Operating expenses including
      reimbursement/waiver/recoupement         0.29%*       0.30%        0.33%        0.33%        0.22%        0.20%*       0.20%*
   Operating expenses excluding
      reimbursement/waiver/recoupement         0.29%*       0.29%        0.27%        0.29%        0.31%        0.28%*       0.49%*
---------------------------------------------------------------------------------------------------------------------------------

*     Annualized
**    Unannualized
***   Commencement of operations

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 6

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Notes to Financial Statements
March 31, 2005 (Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of Cadre Liquid Asset Fund - U.S. Government Series (formerly known as Cadre Institutional Investors Trust Liquid Asset Fund and U.S. Government Money Market Fund, the "Cadre Liquid Asset Fund"), the Cadre Affinity Fund - U.S. Government Series ("Cadre Affinity Fund") and the Cadre Reserve Fund - U.S. Government Series ("Cadre Reserve Fund") (collectively the "Funds"). The Funds commenced operations on April 24, 1996, May 3, 1999 and January 5, 1999, respectively.

The Funds invest all of their investable assets in the U.S. Government Money Market Portfolio ("the Portfolio"). The Portfolio is a series of the Trust that has substantially the same investment objectives, policies and restrictions as the Funds.

The value of the Funds' investment in the Portfolio, as reflected in the Statements of Assets and Liabilities, reflects each Fund's proportionate interest in the net assets of the Portfolio (1.21% for Cadre Liquid Asset Fund, 3.07% for Cadre Affinity Fund and 59.87% for Cadre Reserve Fund at March 31,
2005). The Funds' performance is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Statement of Net Assets, are included later on in this report and should be read in conjunction with the Funds' financial statements.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of each series of the Trust to September 30th, effective September 30, 2000.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Valuation of Securities Valuation of securities by the Portfolio is discussed in
Note 2 of the Portfolio's Notes to Financial Statements, which are included later on in this report.


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 7

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Notes to Financial Statements (continued)

Investment Income The Funds record their proportionate share of the Portfolio's net investment income and realized gains and losses each day. Net investment income and realized gains and losses of the Portfolio are allocated on a pro-rata basis among the Funds and the other investors in the Portfolio at the time of such determination.

Dividends to Shareholders Substantially all of the Funds' net investment income and net realized capital gains, if any, are declared as dividends daily and paid monthly. Net short-term capital gains, if any, are distributed in accordance with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), and may be reflected in the Funds' daily dividend rate. Substantially all of the realized net long-term capital gains, if any, are declared and paid annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Funds. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Federal Income Taxes Each Fund is treated as separate entities for federal income tax purposes. The Funds intend to qualify each year as "regulated investment companies" under Subchapter M of the Code and to make distributions of substantially all of their income, including net realized capital gains, if any, to relieve themselves from substantially all Federal and excise taxes. Therefore, no Federal income tax provisions are required.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

The Trust's former administrator and transfer agent, Cadre Financial Services, Inc. ("Cadre"), and the Trust's distributor, Ambac Securities, Inc. ("Ambac Securities"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors" or the "Distributor", formerly known as PFMAM, Inc.), pursuant to which PFM and PFM Fund Distributors agreed to purchase the administration and transfer agency business of Cadre and the distribution and fixed income investment business of Ambac Securities, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's Administration and Transfer Agency Agreements with Cadre, the Trust's consent was required in order for these agreements to be assigned to PFM in connection with the Transaction. On December 17, 2003, the Trust's Board of Trustees considered, and consented to, the assignment of the Administration and Transfer Agency Agreements to PFM and approved a new Distribution Agreement with PFM Fund Distributors, each to become effective upon consummation of the Transaction. The Transaction was consummated on February 13, 2004, after which PFM began providing and administration and transfer agency services to the Trust and PFM Fund Distributors began providing distribution services to the Trust.


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 8

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Notes to Financial Statements (continued)

Under the Administration Agreement, PFM is responsible for certain aspects of the administration and operation of the Funds. For its services, PFM is paid an annual fee based on the Funds' average daily net assets according to the following schedule:

                                         Cadre           Cadre           Cadre
                                        Liquid         Affinity         Reserve
     Asset Net Assets                 Asset Fund         Fund            Fund
--------------------------------------------------------------------------------
0 - $250,000,000                         0.19%           0.19%           0.10%
$250,000,001 - $1,000,000,000           0.165%          0.165%          0.075%
Over $1,000,000,000                      0.14%           0.14%           0.05%

Under the Transfer Agent Agreement, PFM is responsible for providing shareholder recordkeeping services to the Funds. For its services, PFM is paid by each fund an annual fee of 0.05% of each Fund's first $250 million average daily net assets, 0.04% of each Fund's next $750 million average daily net assets and 0.03% of each Fund's average daily net assets in excess of $1 billion.

The Trust, on behalf of the Funds, has entered into a Distribution Agreement with PFM Fund Distributors, under which PFM Fund Distributors acts as the exclusive distributor of the Trust's shares. In addition, under a Plan and Agreement of Distribution relating to the Affinity Series, the Distributor receives payment of 0.10% of the average net assets of the Affinity Series in consideration of distribution services provided by PFM Fund Distributors, and the payments it makes to the various organizations that sell shares for or provide assistance to the Affinity Series. PFM Fund Distributors terminated all such payment arrangements effective March 31, 2005.

Certain officers of the Trust may be officers of PFM and/or PFM Fund Distributors or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or PFM Fund Distributors or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

Note 4 - Waiver of Fees and Reimbursement of Expenses

PFM has voluntarily agreed to waive a portion of their fees and to reimburse the Funds for certain expenses to the extent the total operating expenses of the Funds exceed 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively. During the six month period ended March 31, 2005, PFM waived the following fees so that the Fund could meet these expense limitations.


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 9

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Series

Notes to Financial Statements (continued)

                                                   Waived Fees                 Reimbursed Expense                    Total
                                            ----------------------------------------------------------------------------------------
                              Expense                       Life to                         Life to                         Life to
            Fund               Limit         Current         Date            Current          Date          Current           Date
------------------------------------------------------------------------------------------------------------------------------------
Cadre Liquid Asset Fund        0.65%        $      0        $126,003        $      0        $ 79,407        $      0        $205,410
Cadre Affinity Fund            0.75%        $      0        $ 95,991        $      0        $ 40,626        $      0        $136,617
Cadre Reserve Fund             0.33%        $      0        $225,809        $      0        $114,088        $      0        $339,897

The Trust has adopted an Excess Expense Reimbursement Plan (the "Plan") pursuant to which each Funds is obligated to reimburse PFM for any waived fees or reimbursed expenses to the extent the Fund's total operating expenses are less than the expense limitation of 0.65%, 0.75% and 0.33% (annualized) of the Cadre Liquid Asset Fund, Cadre Affinity Fund and the Cadre Reserve Fund's average daily net assets, respectively.

During the six month period ended March 31, 2005, the following was reimbursed to PFM pursuant to the terms of the Plan:

                                                          Amounts Reimbursed
                                      Expense        ---------------------------
          Fund                         Limit          Current       Life to date
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund                0.65%         $      0         $ 43,840
Cadre Affinity Fund                    0.75%         $      0         $ 14,973
Cadre Reserve Fund                     0.33%         $      0         $173,547

PFM has determined that some reimbursable costs were unrecoverable under the Plan. Therefore the balances due to PFM have been reduced by these amounts. During the six month period ended March 31, 2004, PFM deemed the following as unrecoverable:

                                                        Amount Unrecoverable
                                                    ----------------------------
          Fund                                       Current        Life to date
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund                             $      0          $ 74,458
Cadre Affinity Fund                                 $      0          $ 73,550
Cadre Reserve Fund                                  $      0          $166,350

As of March 31, 2005, the balances which remain recoverable for each Fund are as follows:

                                                                      Remaining
           Fund                                                      Recoverable
--------------------------------------------------------------------------------
Cadre Liquid Asset Fund                                                $87,112
Cadre Affinity Fund                                                    $48,094
Cadre Reserve Fund                                                     $     0


--------------------------------------------------------------------------------
   Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 10

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Statement of Net Assets
March 31, 2005 (Unaudited)

            Face                                                                                            Amortized
           Amount                                                                                             Cost
----------------------------------------------------------------------------------------------------------------------
                      U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.8%)
----------------------------------------------------------------------------------------------------------------------
                      Fannie Mae Discount Notes
       $  20,000,000            2.70% *        4/15/05 .............................................     $  19,999,546
          20,000,000            2.77% *         5/3/05 .............................................        19,999,421
           4,790,000            1.95%          5/18/05 .............................................         4,777,993
          20,000,000            2.75% *        7/14/05 .............................................        19,998,706
          10,000,000            2.46%         10/14/05 .............................................         9,869,334
                      Fannie Mae Mortgage-Backed Security Discount Notes
          12,507,000            2.55%           4/1/05 .............................................        12,507,000
           6,500,000            2.55%           4/1/05 .............................................         6,500,000
          15,000,000            2.71%           5/2/05 .............................................        14,965,190
          19,175,000            3.05%           7/1/05 .............................................        19,028,135
           5,000,000            2.85%           9/1/05 .............................................         4,940,713
                      Fannie Mae Notes (Callable)
           2,500,000            1.65%          5/16/05 .............................................         2,500,000
           5,000,000            2.10%          5/27/05 .............................................         4,997,668
                      Federal Farm Credit Bank Notes
          15,000,000            2.75% *       10/20/05 .............................................        14,997,821
                      Federal Home Loan Bank Notes
          37,840,000            2.71%          4/15/05 .............................................        37,830,603
                      Federal Home Loan Bank Notes (Callable)
           2,500,000            1.45%           4/1/05 .............................................         2,499,997
           4,575,000            1.30%          4/11/05 .............................................         4,575,000
           3,500,000            2.71%           5/4/05 .............................................         3,496,154
           2,000,000            2.74%          5/16/05 .............................................         1,997,179
           5,000,000            2.37%          8/17/05 .............................................         5,000,000
                      Freddie Mac Discount Notes
           2,485,000            1.38%           4/5/05 .............................................         2,484,624
          17,000,000            2.72%          4/19/05 .............................................        16,976,880
          11,613,000            2.72%          4/26/05 .............................................        11,591,145
          20,000,000            2.95%          6/30/05 .............................................        19,854,000
           3,000,000            2.34%          7/26/05 .............................................         2,977,863
          10,000,000            2.83%           8/8/05 .............................................         9,900,383
           2,500,000            2.15%          8/23/05 .............................................         2,478,950
           3,000,000            2.37%         10/18/05 .............................................         2,961,500
----------------------------------------------------------------------------------------------------------------------
         280,485,000  Total U.S. Government and Agency Obligations (Amortized Cost $279,705,805)           279,705,805
----------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 11

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Statement of Net Assets (continued)

            Face                                                                                            Amortized
           Amount                                                                                              Cost
----------------------------------------------------------------------------------------------------------------------
                      REPURCHASE AGREEMENTS (6.8%)
----------------------------------------------------------------------------------------------------------------------
                      Goldman Sachs
       $  18,930,000            2.82%           4/1/05 .............................................     $  18,930,000
                                (Dated 3/31/05, repurchase price $18,931,483, collateralized by U.S.
                                Treasury securities, 0%, maturing 8/15/05 to 8/15/24, market value
                                $7,324,798; Fannie Mae securities, 0% to 6%, maturing 9/16/05, market value $5,651,157; Federal Home Loan Bank securities, 0% to
                                7.25%, maturing 5/13/05 to 1/23/06, market value $6,332,646)
----------------------------------------------------------------------------------------------------------------------
          18,930,000  Total Repurchase Agreements (Amortized Cost $18,930,000)                              18,930,000
----------------------------------------------------------------------------------------------------------------------
       $ 299,415,000  TOTAL INVESTMENTS (106.6%) (Amortized Cost $298,635,805)                             298,635,805
----------------------------------------------------------------------------------------------------------------------
                      OTHER LIABILITIES IN EXCESS OF OTHER ASSETS (-6.6%)                                  (18,489,851)
----------------------------------------------------------------------------------------------------------------------
                      NET ASSETS (100.0%)
                          Applicable to 280,145,954 outstanding shares of
                          beneficial interest                                                            $ 280,145,954
----------------------------------------------------------------------------------------------------------------------
                      NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                     $        1.00
----------------------------------------------------------------------------------------------------------------------

* Floating Rate Note, rate shown is that which was in effect at March 31, 2005.

Statement of Assets and Liabilities
March 31, 2005 (Unaudited)

--------------------------------------------------------------------------------
Assets
   Investments, at value                                            $298,635,805
   Cash                                                                    2,244
   Interest receivable                                                   573,176
   Prepaid expenses                                                        2,717
                                                                    ------------
        Total assets                                                 299,213,942
                                                                    ------------
Liabilities
   Amount payable for securities purchased not yet received           19,028,136
   Investment advisory fees payable                                       15,391
   Custodian fees payable                                                  3,335
   Audit and tax fees                                                     20,438
   Other accrued expenses                                                    688
                                                                    ------------
        Total Liabilities                                             19,067,988
                                                                    ------------
Net Assets                                                          $280,145,954
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 12

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Statements of Operations

                                                           For the Six           For the Year
                                                           Months Ended             Ended
                                                          March 31, 2005        September 30,
                                                            (Unaudited)             2004
---------------------------------------------------------------------------------------------
Investment Income
  Interest                                                 $  2,976,441          $  3,058,495
Expenses
   Investment advisory fees                                      81,377               157,065
   Custodian Fees                                                 8,138                16,984
   Accrued trustees' fees and expenses                            4,550                 8,692
   Audit and tax fees                                            15,633                31,522
   Legal fees                                                     4,732                 9,216
   Other expenses                                                19,710                37,386
                                                           ----------------------------------
        Net expenses                                            134,140               260,865
                                                           ----------------------------------
        Net investment income                                 2,842,301             2,797,630
        Realized net gain on sale of securities                   3,705                14,128
                                                           ----------------------------------
Net increase in net assets                                 $  2,846,006          $  2,811,758
---------------------------------------------------------------------------------------------

Statements Changes in Net Assets                                   For the Six                       For the Year Ended
                                                                  Months Ended                          September 30,
                                                                 March 31, 2005          ---------------------------------------
                                                                   (Unaudited)                  2004                    2003
--------------------------------------------------------------------------------------------------------------------------------
Operations
  Net investment income                                          $     2,846,006         $     2,811,758         $     3,006,539
                                                                 ---------------------------------------------------------------
Share Transactions
  Contributions                                                      680,151,319           3,107,576,216           2,946,177,224
  Withdrawals                                                       (632,278,846)         (3,179,507,891)         (2,813,520,478)
                                                                 ---------------------------------------------------------------
      Net increase (decrease) in net assets resulting
         from beneficial interest transactions                        47,872,473             (71,931,675)            132,656,746
                                                                 ---------------------------------------------------------------
  Total increase (decrease) in net assets                             50,718,479             (69,119,917)            135,663,285
Net Assets
  Beginning of period                                                229,427,475             298,547,392             162,884,107
                                                                 ---------------------------------------------------------------
  End of period                                                  $   280,145,954         $   229,427,475         $   298,547,392
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights                                                                                               For the
                                    For the                                                          For the        Period
                                  Six Months                                                          Eleven       Dec. 21,
For a share outstanding             Ended                                                             Months       1998***
throughout the period              March 31,             For the Year Ended September 30,             Ended        through
                                     2005          -------------------------------------------      Sept. 30,      Oct. 31,
                                  (Unaudited)      2004         2003         2002         2001         2000          1999
-------------------------------------------------------------------------------------------------------------------------
Ratio/Supplemental Data
Total return                        1.04%**        1.09%        1.24%        2.05%        5.13%        5.61%**        4.30%**
Ratio to average net assets:
     Net investment income          2.10%*         1.17%        1.19%        2.03%        5.13%        6.00%*         4.92%*
     Operating expenses             0.10%*         0.10%        0.09%        0.11%        0.12%        0.10%*         0.15%*
-------------------------------------------------------------------------------------------------------------------------

*     Annualized
**    Unannualized
***   Commencement of operations

    The accompanying notes are an integral part of these financial statements


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 13

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Notes to Financial Statements
(Unaudited)

Note 1 - Organization

Cadre Institutional Investors Trust (the "Trust") (formerly known as Ambac Treasurer's Trust), was organized in April 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of ten series as follows: Cadre Liquid Asset Fund - U.S. Government Series, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - U.S. Government Series, Cadre Affinity Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, Cadre SweepCash Fund - U.S. Government Series, Cadre SweepCash Fund - Money Market Series, U.S. Government Money Market Portfolio and Money Market Portfolio. The accompanying financial statements and financial highlights are those of the U.S. Government Money Market Portfolio (the "Portfolio"). The Portfolio commenced investment operations on December 21, 1998 upon a tax free transfer of securities from the Cadre Liquid Asset Fund - U.S. Government Series.

On December 15, 1999, the Board of Trustees approved changing the fiscal year end of each series of the Trust to September 30th, effective September 30, 2000.

Note 2 - Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities Investments are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940. The amortized cost method of valuation values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

Securities Transactions and Investment Income Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of discounts and premiums, if any, is recorded on an accrual basis. Net realized gains or losses on sales of securities are determined by the identified cost method.

Repurchase Agreements The Portfolio may engage in repurchase agreement transactions with institutions that the Trust's adviser has determined are creditworthy pursuant to policies


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 14

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Notes to Financial Statements (continued)

established by the Trust's Board of Trustees. The Portfolio's custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged in connection with repurchase agreements entered into on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is maintained in an account at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Federal Income Taxes The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The cost of securities is substantially the same for book and tax purposes.

Expenses Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Note 3 - Transactions with Affiliates

The Trust's former investment adviser, Cadre Financial Services, Inc. ("Cadre"), entered into an agreement with PFM Asset Management LLC ("PFM") and its wholly-owned subsidiary, PFM Fund Distributors, Inc. ("PFM Fund Distributors", formerly known as PFMAM, Inc.), pursuant to which PFM agreed to purchase the investment advisory business of Cadre, subject to certain conditions (the "Transaction"). Under the provisions of the Trust's investment advisory agreement with Cadre and as required by the 1940 Act, such agreement automatically terminated upon consummation of the Transaction. On December 17, 2003, the Trust's Board of Trustees considered and approved a new investment advisory agreement with PFM, to become effective upon consummation of the Transaction, which agreement was approved by shareholders of the Portfolio at a meeting held on February 5, 2004. The Transaction was consummated on February 13, 2004, after which PFM began providing investment advisory services to the Portfolio.

Under the Investment Advisory Agreement, PFM provides investment advisory services and administrative services to the Portfolio. For its services, PFM is paid an annual fee of 0.06% of the Portfolio's average daily net assets.

PFM Fund Distributors, Inc. (the "Distributor"), acts as the exclusive distributor of the Trust's shares. PFM Fund Distributor is not compensated for its services by the Portfolio.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 15

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Notes to Financial Statements (continued)

Certain officers of the Trust may be officers of PFM and/or the Distributor or their affiliates. Such officers receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of PFM and/or the Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. The Chairman of the Board of Trustees receives an additional $2,000 annual fee. Members of the Audit Committee and the Nominating Committee receive an attendance fee of $750 for each Audit Committee or Nominating Committee meeting they attend. The Chairman of the Audit Committee and the Chairman of the Nominating Committee, each receive an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

--------------------------------------------------------------------------------

Board of Trustees and Officers
(Unaudited)

The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by PFM and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.

                                 Principal Occupation(s) During the Past Five
Name, Position Held  with Fund,  Years; (Number of Portfolios in Fund Complex
(Served Since), Birthdate        Overseen by Director)                            Other Directorships Held
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Michael P. Flanagan              Executive Director, Michigan Association of      Michigan Society of Association
Chairman (2002) &                School Administrators, 2001 to present; County   Executives, North Central
Trustee (2000)                   Superintendent, Wayne Regional Educational       Association Executives, Michigan
Birthdate: 8/19/49               Services, 1994 to 2000;                          Non-Profit Association
                                 (10)

Harvey A. Fein                   Vice President of Finance, Molina Healthcare;    None
Trustee (1997)                   (10)
Birthdate: 8/25/46

C. Roderick O'Neil               Chairman, O'Neil Associates, 1987 to present;    Beckman Coulter, Inc.; Fort
Trustee (1997)                   (10)                                             Dearborn Income Securities, Inc.;
Birthdate: 1/26/31                                                                Optimum Q Funds; Bushnell Memorial
                                                                                  Hall; Hartford Foundation for
                                                                                  Public Giving; Riverfront
                                                                                  Recapture, Inc.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 16

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Board of Trustees and Officers (continued)

                                 Principal Occupation(s) During the Past Five
Name, Position Held  with Fund,  Years; (Number of Portfolios in Fund Complex
(Served Since), Birthdate        Overseen by Director)                            Other Directorships Held
---------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (continued)

Brian M. Marcel                  Assistant Superintendent Business Services,      Michigan Liquid Asset Fund Plus
Trustee (2004)                   Washtenaw Independent School District, 1994 to   (Chairman)
Birthdate: 6/15/62               present;
                                 (10)

Jack G. Williams, Jr.            Mortgage Banker, Great Northern Financial, 2002  Cambridge-Isanti ISD911; Oak Land
Trustee (2004)                   to present; Realtor, Century 21 - Moline, 2001   Vocational Coop; Minnesota School
Birthdate: 3/12/52               to present; Consultative Administrator, Mission  Boards Association; Minnesota
                                 Nursing Home, 2001 to 2002; Administrator, Elim  School District Liquid Asset Fund
                                 Home - Milaca, 1996 to 2001;                     Plus
                                 (10)

---------------------------------------------------------------------------------------------------------------------
OFFICERS

Martin P. Margolis               President, PFM Asset Management, 2001 to         Commonwealth Cash Reserve Fund,
President (2004)                 present; Managing Director, Public Financial     Inc.
Birthdate: 7/22/44               Management, Inc., 1986 to present;
                                 (10)

Debra J. Goodnight               Secretary, PFM Asset Management LLC,  2001 to    None
Treasurer and Chief Compliance   present; Managing Director, Public Financial
Officer (2004)                   Management, Inc., 1991 to present;
Birthdate: 4/3/55                (10)

Timothy P. Sullivan              Managing Director, PFM Asset Management LLC,     None
Secretary (2004)                 2004 to present; First Vice President, Cadre
Birthdate: 5/29/69               Financial Services, Inc., 1986 to 2004;
                                 (10)

Carolyn Osiecki                  Senior Managing Consultant, PFM Asset            None
Assistant Treasurer (2003)       Management LLC, 2004 to present; Assistant
Birthdate: 4/29/64               Vice President, Senior Accountant, Cadre
                                 Financial Services, Inc., 1995 to 2004;
                                 (10)


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 17

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Board of Trustees and Officers (continued)

                                 Principal Occupation(s) During the Past Five
Name, Position Held  with Fund,  Years; (Number of Portfolios in Fund Complex
(Served Since), Birthdate        Overseen by Director)                            Other Directorships Held
---------------------------------------------------------------------------------------------------------------------
OFFICERS (continued)

Daniel R. Hess                   Senior Managing Consultant, PFM Asset            None
Assistant Treasurer (2004)       Management LLC, 2001 to present; Senior
Birthdate: 10/18/74              Auditor, PricewaterhouseCoopers LLP, 1998 to
                                 2001;
                                 (10)

Jennifer L. Scheffel, Esq.       Senior Managing Consultant, PFM Asset            None
Assistant Secretary (2004)       Management LLC, 2004 to present; Assistant
Birthdate: 11/6/72               Vice President, Ambac Financial Group, Inc.,
                                 2004; Assistant Vice President, Chief
                                 Compliance Officer, Cadre Financial Services,
                                 Inc., 2002 to 2004; PlusFunds Group, Inc.,
                                 2001 to 2002; Cozen & O'Conner, 2000 to 2001;
                                 Bronx District Attorney's Office, 1997 to 2000;
                                 (10)

---------------------------------------------------------------------------------------------------------------------

The mailing address of each Independent Director and of Mr. Sullivan, Ms. Osiecki and Ms. Scheffel is 905 Marconi Avenue, Ronkonkoma, NY 11779. The mailing address of Mr. Margolis, Ms. Goodnight and Mr. Hess is One Keystone Plaza, Suite 300, North Front & Market Streets, Harrisburg, PA 17011.

Each trustee is an Independent Trustee and is paid fees by the Trust. The Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. In addition to these fees, the chairman receives an annual retainer of $2,000. If such Trustees serve as members of the Audit Committee or the Nominating and Governance Committee, they receive an attendance fee of $750 for each Audit Committee and Nominating and Governance Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating and Governance Committee receiving an additional $1,000 annual fee. For the six months ended March 31, 2005, such fees totaled $24,500.

The Audit Committee is comprised of Harvey A. Fein, C. Roderick O'Neil and Brian
M. Marcel. The Board of Trustees has determined that Mr. Fein is an audit committee financial expert. The primary functions of the Audit Committee are to select and retain independent accountants to conduct the annual audit and review of the Trust's financial statements, review with the independent accountants the outline, scope and results of the annual audit and review the performance and fees charged by the independent accountants for professional services. The Audit Committee held 2 meetings during the six months ended March 31, 2005.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 18

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Board of Trustees and Officers (continued)

The function of the Nominating and Governance Committee is to oversee the composition and governance of the Board of Trustees and the Trust's various committees. The Nominating and Governance Committee is comprised of C. Roderick O'Neil, Michael P. Flanagan and Jack G. Williams, Jr. The Nominating and Governance Committee did not meet during the six months ended March 31, 2005.

Officers of the Trust receive no compensation from the Trust. As of March 31, 2005, the Trustees and Officers of the Trust, as a group, owned no outstanding shares of the Trust or any of its Funds.

The Trust's Statement of Additional Information (SAI) includes additional information about the Officers and Directors, and is available without charge, upon request by calling 1-800-221-4524.

--------------------------------------------------------------------------------

Information About the Funds' Expenses
(Unaudited)

As shareholders of the Funds, it is important for you to understand the costs associated with your investment. Mutual fund costs can generally be categorized as two types: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. With the exception of certain overdraft fees, the Funds do not charge their shareholders transaction-based fees; however, as with all mutual funds, the Funds do incur operating expenses. So when invested in the Funds, you will incur ongoing costs, including management fees, distribution (12b-1) fees (Affinity Series only), and other operating expenses of the Funds.

The example in the table on the following page is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended March 31, 2005. This example illustrates your Fund's expenses in two ways:

Actual Returns and Expenses This provides information to help you estimate the actual dollar amount of ongoing expenses (but not transaction costs) you paid on a $1,000 investment in a Fund using that Fund's actual return during the period. Simply divide your account value by $1,000, then multiply the result by the number in the line heading titled "Expenses Paid During the Period" for your Fund to estimate the expenses you paid on your account with that particular Fund during this period.

Hypothetical 5% Returns and Actual Expenses This section is intended to help you compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. This is not the Funds' actual rates of return, but is useful in making comparisons of the costs of investing in the Funds to those of other mutual funds. To do so, compare this 5% hypothetical cost with the 5% hypothetical cost examples that appear in the shareholder reports of other mutual funds.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 19

Cadre Institutional Investors Trust
--------------------------------------------------------------------------------

U.S. Government Money Market Portfolio

Information About the Funds' Expenses (continued)

----------------------------------------------------------------------------------------------------------------------
Expenses and Value of a $1,000 Investment for the Six Months Ended March 31, 2005

                                                                       Beginning          Ending        Expenses Paid
                                                                     Account Value     Account Value     per $1,000
Based on Actual Fund Expenses and Returns                           October 1, 2004   March 31, 2005    During Period*
----------------------------------------------------------------------------------------------------------------------
U.S. Government Money Market Portfolio (Master)                         $1,000.00        $1,010.40        $    0.50
Cadre Liquid Asset Fund - U.S. Government Series (Feeder)               $1,000.00        $1,007.45        $    3.27
Cadre Affinity Fund - U.S. Government Series (Feeder)                   $1,000.00        $1,007.02        $    3.76
Cadre Reserve Fund - U.S. Government Series (Feeder)                    $1,000.00        $1,009.44        $    1.45

Based on Actual Fund Expenses and a Hypothetical 5% Return
U.S. Government Money Market Portfolio (Master)                         $1,000.00        $1,024.44        $    0.50
Cadre Liquid Asset Fund - U.S. Government Series (Feeder)               $1,000.00        $1,021.67        $    3.30
Cadre Affinity Fund - U.S. Government Series (Feeder)                   $1,000.00        $1,021.19        $    3.78
Cadre Reserve Fund - U.S. Government Series (Feeder)                    $1,000.00        $1,023.49        $    1.46
----------------------------------------------------------------------------------------------------------------------

      * Expenses are equal to the Funds' annualized expense ratios of 0.10%, 0.65%, 0.75% and 0.29% for the Money Market Portfolio, Cadre Liquid Asset Fund - Money Market Series, Cadre Affinity Fund - Money Market Series, and Cadre Reserve Fund - Money Market Series, respectively, multiplied by the average account value over the period, multiplied by 182 days in the most recent fiscal half-year divided by 365.

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs. The expenses of the Feeder funds listed above reflect both the expense allocated to such Feeders from the Master Portfolio, as well as the individual expenses of the Feeder fund itself. The "Expenses Paid per $1,000 During Period" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. As noted above, the Funds do not charge their shareholders transaction-based fees except in overdraft situations, however other funds used to compare to may charge transactional fees. If transactional fees were included in the 5% hypothetical example below, the overall costs of investing would be higher.


--------------------------------------------------------------------------------
  Cadre Institutional Investors Trust Semi-Annual Report ~ March 31, 2005 | 20

                       THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser, Administrator and Transfer Agent
     PFM Asset Management LLC
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

     905 Marconi Avenue
     Ronkonkoma, NY 11779

Distributor
     PFM Fund Distributors, Inc.
     One Keystone Plaza, Suite 300
     North Front & Market Streets
     Harrisburg, Pennsylvania 17101

Custodian
     U.S. Bank, National Association
     60 Livingston Avenue
     St. Paul, Minnesota 55107

Independent Registered Public Accounting Firm
     KPMG LLP
     1601 Market Street
     Philadelphia, Pennsylvania 19103

Counsel
     Schulte Roth & Zabel LLP
     919 Third Avenue
     New York, New York 10022

                                     [LOGO]
                                     CADRE
                                 INSTITUTIONAL
                                   INVESTORS
                                     TRUST

Fund Information:
1-800-221-4524

www.ciitfunds.com


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The prospectus can be obtained from the Fund's Distributor. The prospectus provides more complete information including charges and expenses. Please read it carefully before investing.

You can obtain a free copy of the Fund's proxy voting guidelines either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov. In addition, you may obtain a free report on the Funds' proxy voting record during the 12 months ended June 30, 2004 either by calling 1-800-221-4524 or visiting the SEC's website at www.sec.gov.

Item 2. Code of Ethics.

NOT APPLICABLE.

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE.

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE.

Item 5. Audit Committee of Listed Registrants

NOT APPLICABLE.

Item 6. Schedule of Investments

THE REGISTRANT'S SCHEDULES OF INVESTMENTS ARE INCLUDED IN THE REGISTRANT'S SEMI-ANNUAL REPORTS TO SHAREHOLDERS, INCLUDED IN ITEM 1 OF THIS FORM N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE; REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE; THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

Item 11. Controls and Procedures.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT")) ARE EFFECTIVE BASED ON THEIR EVALUATION OF THESE CONTROLS AND PROCEDURES REQUIRED BY RULE 30a-3(b) UNDER THE 1940 ACT AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 12. Exhibits.

(a) (1) NOT APPLICABLE.

(a)(2) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT REQUIRED BY RULE 30a-2(a) OF THE 1940 ACT ARE ATTACHED HERETO AS EXHIBIT 99.CERT.

(a)(3) NOT APPLICABLE; THE REGISTRANT IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY.

(b) THE CERTIFICATIONS OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 AND REQUIRED BY RULE 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED AS EXHIBIT 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadre Institutional Investors Trust
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Martin P. Margolis
                          ------------------------------------------------------
                          Martin P. Margolis, President

Date 6/3/2005
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Martin P. Margolis
                          ------------------------------------------------------
                          Martin P. Margolis, President

Date 6/3/2005
     ------------------


By (Signature and Title)* /s/ Debra J. Goodnight
                          ------------------------------------------------------
                          Debra J. Goodnight, Treasurer

Date 6/3/2005
     ------------------

* Print the name and title of each signing officer under his or her signature.